SCHEDULE OF INVESTMENTS
Thornburg International Growth ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 99.1%
	Automobiles & Components — 4.0%
	Automobiles — 4.0%
	Ferrari NV	491	$ 192,423
			192,423
	Banks — 3.1%
	Banks — 3.1%
	BNP Paribas SA	835	71,410
[a]	NU Holdings Ltd. Class A	4,660	81,037
			152,447
	Capital Goods — 11.8%
	Aerospace & Defense — 5.1%
	MTU Aero Engines AG ADR	354	72,379
	Rolls-Royce Holdings plc	9,299	131,590
	Thales SA ADR	888	45,270
	Electrical Equipment — 2.5%
	Schneider Electric SE	453	121,444
	Trading Companies & Distributors — 4.2%
	AerCap Holdings NV	568	76,112
	Diploma plc	1,730	125,271
			572,066
	Commercial & Professional Services — 1.3%
	Professional Services — 1.3%
	Wolters Kluwer NV	572	60,807
			60,807
	Consumer Discretionary Distribution & Retail — 4.3%
	Broadline Retail — 4.3%
[a]	MercadoLibre, Inc.	102	211,322
			211,322
	Consumer Durables & Apparel — 1.9%
	Textiles, Apparel & Luxury Goods — 1.9%
	Brunello Cucinelli SpA	867	92,228
			92,228
	Consumer Services — 1.5%
	Hotels, Restaurants & Leisure — 1.5%
[a]	Flutter Entertainment plc	352	73,501
			73,501
	Financial Services — 10.7%
	Capital Markets — 7.4%
	Deutsche Boerse AG	449	120,111
[a,b]	Fairfax India Holdings Corp.	3,659	60,483
	Hong Kong Exchanges & Clearing Ltd. ADR	596	31,755
	Japan Exchange Group, Inc.	8,702	99,901
	Marex Group plc	1,377	47,906
	Financial Services — 3.3%
	Mastercard, Inc. Class A	292	160,755
			520,911
	Health Care Equipment & Services — 7.0%
	Health Care Equipment & Supplies — 7.0%
	Alcon AG	1,314	104,504
	Hoya Corp.	1,582	237,731
			342,235
	Household & Personal Products — 3.7%
	Personal Care Products — 3.7%
	Beiersdorf AG	946	101,730
	L’Oreal SA	181	78,898

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
			180,628
	Materials — 3.6%
	Chemicals — 3.6%
	Air Liquide SA	920	$ 176,300
			176,300
	Media & Entertainment — 9.2%
	Entertainment — 3.6%
[a]	Sea Ltd. ADR	1,268	176,265
	Interactive Media & Services — 5.6%
[a,b]	SMG Swiss Marketplace Group AG	2,086	89,109
	Vend Marketplaces ASA Class B	6,638	184,454
			449,828
	Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
	Biotechnology — 0.4%
[a,b]	BioArctic AB Class B	609	19,668
	Life Sciences Tools & Services — 4.2%
[a]	ICON plc ADR	229	42,365
	Lonza Group AG	235	160,969
	Pharmaceuticals — 5.0%
	AstraZeneca plc Sponsored ADR	2,656	246,264
			469,266
	Semiconductors & Semiconductor Equipment — 14.8%
	Semiconductors & Semiconductor Equipment — 14.8%
[a]	Advanced Micro Devices, Inc.	390	84,837
	ASM International NV	174	95,798
	ASML Holding NV	216	226,463
	BE Semiconductor Industries NV	616	92,866
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,746	217,755
			717,719
	Software & Services — 8.8%
	Information Technology Services — 5.2%
	Nomura Research Institute Ltd.	5,132	205,017
[a]	Shopify, Inc. Class A	309	49,020
	Software — 3.6%
[a]	Cadence Design Systems, Inc.	156	48,647
[a]	Cellebrite DI Ltd.	2,251	37,952
[a]	Money Forward, Inc.	1,717	45,926
	WiseTech Global Ltd.	828	39,650
			426,212
	Technology Hardware & Equipment — 2.0%
	Communications Equipment — 2.0%
[a]	Arista Networks, Inc.	725	94,743
			94,743
	Utilities — 1.8%
	Multi-Utilities — 1.8%
	E.ON SE	4,913	87,522
			87,522
	Total Common Stock (Cost $4,585,216)		4,820,158
	Rights — 0.2%
	Media & Entertainment — 0.2%
	Interactive Media & Services — 0.2%
[a]	Vend Marketplaces ASA, 11/13/2025	6,725	12,095
			12,095
	Total Rights (Cost $0)		12,095

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Short-Term Investments — 0.7%
[c]	Thornburg Capital Management Fund	3,114	$ 31,138
	Total Short-Term Investments (Cost $31,138)		31,138
	Total Investments — 100.0% (Cost $4,616,354)		$4,863,391
	Other Assets Less Liabilities — 0.0%		1,106
	Net Assets — 100.0%		$4,864,497

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $169,260, representing 3.48% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Growth ETF	November 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Growth ETF (the “Fund”) is a series of Thornburg ETF Trust (the “Trust”).  The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Fund is non-diversified within the meaning of the 1940 Act. The shares of the Fund are bought and sold through exchange trading at market prices (not net asset value ("NAV")), and are not individually redeemable with the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. The Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.
Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth ETF	November 30, 2025 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 8/31/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 11/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$140,253	$173,070	$(282,185)	$-	$-	$31,138	$1,235